NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Details) - USD ($)			1 Months Ended														3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Dec. 28, 2009	Mar. 26, 2009	Sep. 30, 2018	May 31, 2018	Apr. 30, 2018	Nov. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Apr. 30, 2017	Mar. 31, 2017	May 31, 2016	Nov. 30, 2012	Nov. 30, 2011	Sep. 30, 2011	Apr. 30, 2011	May 31, 2009	Sep. 30, 2018	Mar. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2011	Mar. 05, 2009
NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current			$ 5,618														$ 5,618			$ 5,618		$ 0	$ 0
Repayments of Related Party Debt																				83,145	$ 0	0	0
Operating Leases, Rent Expense			7,200																$ 4,800
Interest Expense, Related Party																				8,765	8,729	11,543	13,088
Notes Payable, Related Parties			133,361														133,361			133,361		210,888	210,888
Debt Instrument, Convertible, Beneficial Conversion Feature																				895,000	0	0	0
Stock Issued During Period, Shares, New Issues (in Shares)						55,556	262,500
Proceeds from Issuance of Common Stock																				47,000	44,626	54,625	0
Stock Issued During Period, Shares, Issued for Services (in Shares)					340,000	395,550	133,960	99,412	51,750	196,000	511,000							352,326
Stock Issued During Period, Value, Issued for Services					$ 174,800	$ 79,215	$ 28,576	$ 30,898	$ 17,201	$ 59,242	$ 183,608							$ 43,664				215,132	1,263,608
President, Director, and Chief Scientific Officer [Member]
NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current			21,888				$ 21,888										21,888			21,888	21,888	96,462	21,888
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Maturity Date		Oct. 31, 2018
Repayments of Related Party Debt																				21,888	6,071	0	0
Interest Expense, Related Party																				821
Immediate Family Member of Management or Principal Owner [Member]
NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage													10.00%		10.00%
Repayments of Related Party Debt														$ 25,000
Debt Instrument, Face Amount	$ 100,000												$ 10,000		$ 50,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)	666,667
Debt Instrument, Term													2 months		2 months
Notes Payable, Related Parties																									$ 25,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)													$ 0.01												$ 0.03
Class of Warrant or Rights, Granted (in Shares)													500,000		1,666,667
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)													$ 0.02		$ 0.03
Debt Instrument, Convertible, Beneficial Conversion Feature													$ 2,345		$ 39,500
Debt Instrument, Convertible, Carrying Amount of Equity Component													$ 4,076		$ 45,500
Immediate Family Member of Management or Principal Owner [Member] | Building [Member]
NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Operating Leases, Rent Expense																				1,471	$ 669	1,700	4,100
Operating Leases, Rent Expense, Minimum Rentals			600									$ 4,800
Operating Leases, Rent Expense, Net			7,200
Chief Executive Officer [Member]
NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current																										$ 88,000
Debt Instrument, Interest Rate, Stated Percentage																								0.00%			5.00%
Debt Instrument, Maturity Date																Oct. 31, 2018
Repayments of Related Party Debt																	61,257
Interest Expense, Related Party																				4,120
Debt Instrument, Face Amount																											$ 75,000
Proceeds from Related Party Debt																$ 13,000								$ 66,000
Notes Payable, Related Parties			$ 92,743														$ 92,743			$ 92,743		$ 154,000	$ 154,000
Charles Mulrey and Family [Member]
NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																	150,000
Sale of Stock, Price Per Share (in Dollars per share)			$ 0.20														$ 0.20			$ 0.20
Proceeds from Issuance of Common Stock																	$ 30,000
One of Directors, Dr. Kevin Doody [Member] | Restricted Stock [Member]
NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)				3,020,000													3,000,000
Stock Issued During Period, Value, Issued for Services				$ 1,540,000													$ 1,530,000